IFRS 7 Disclosures - Summary of Potential Impact to MLI's LICAT Total Ratio Resulting from Changes in Public Equity Market Values (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
-30% [member]
Statement [line items]
Impact on MLI's LICAT total ratio	(300)	(500)
-20% [member]
Statement [line items]
Impact on MLI's LICAT total ratio	(100)	(300)
-10% [member]
Statement [line items]
Impact on MLI's LICAT total ratio	(100)	(100)
10% [member]
Statement [line items]
Impact on MLI's LICAT total ratio		100
20% [member]
Statement [line items]
Impact on MLI's LICAT total ratio		400
30% [member]
Statement [line items]
Impact on MLI's LICAT total ratio	(100)	500